Cover	Mar. 17, 2022
Cover [Abstract]
Entity Registrant Name	GOLDEN MATRIX GROUP, INC.
Entity Central Index Key	0001437925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 17, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-1814729
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54840
Entity Address Address Line 1	3651 Lindell Road
Entity Address Address Line 2	Suite D131
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89103
City Area Code	702
Local Phone Number	318-7548
Security 12b Title	Common Stock,$0.00001 Par Value Per Share
Trading Symbol	GMGI
Security Exchange Name	NASDAQ